Intangible assets and goodwill, net - Additional information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Perpetuity growth rate	4.50%	4.50%
Discount rate used in current estimate of value in use	12.00%	12.00%
Cash flows and a perpetuity estimates	10 years	10 years
Disposals and write-offs	S/ 2,233
Seguros Sura [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired			99.39%
Seguros Sura [Member] | Interseguro Compaa de Seguros SA [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired			9.19%
Seguros Sura [Member] | Negocios e Inmuebles SA [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired			30.10%
Hipotecaria Sura [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired			99.42%
Hipotecaria Sura [Member] | Holding Retail Per SA [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired			29.40%